Commitments and Contingencies (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Rent expense - additional disclosures
Rental expenses	¥ 146,300	¥ 139,400	¥ 79,400
Total
Commitments
2017	1,417,499
2018	568,721
2019	204,389
2020	187,923
Beyond 2020	207,227
Total	2,585,759
Rental Commitments
Commitments
2017	144,159
2018	96,133
2019	30,425
2020	20,274
Beyond 2020	23,237
Total	314,228
Server Custody Fee Commitments
Commitments
2017	56,687
2018	8,892
2019	4,254
Total	69,833
Capital Commitments
Commitments
2017	774,530
2018	341,295
2019	17,695
2020	15,682
Total	1,149,202
Office Machines and Other Commitments
Commitments
2017	442,123
2018	122,401
2019	152,015
2020	151,967
Beyond 2020	183,990
Total	¥ 1,052,496